INVENTORIES (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of INVENTORIES [Abstract]
Raw materials	¥ 20,896	¥ 21,909
Work in progress	5,206	5,657
Finished goods	165,565	185,176
Current inventories	¥ 191,667	¥ 212,742